Income/(Loss) per Common Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Income/(Loss) per Common Share

11. Income/(Loss) per Common Share:

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income/(Loss) for the years ended December 31, 2021, 2022 and 2023, are analyzed as follows:

	Year ended December 31,
	2021	2022	2023

Net income attributable to Pyxis Tankers Inc.	$(12,338)	$13,392	$37,037

Dividend Series A Convertible Preferred Stock	(555)	(885)	(810)
Net income/(loss) attributable to common shareholders	$(12,893)	$12,507	$36,227

Weighted average number of common shares, basic	8,994,768	10,613,672	10,701,059
Net income/(loss) per common share, basic	$(1.43)	$1.18	$3.38

Net income/(loss) per common share, diluted	(12,893)	13,392	37,037
Weighted average number of common shares, diluted	8,994,768	12,640,581	12,585,777
Net income/(loss) per common share, diluted	$(1.43)	$1.06	$2.94

As of December 31, 2021, securities that could potentially dilute basic loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, were any incremental shares of the unexercised warrants, calculated with the treasury stock method, as well as shares assumed to be converted with respect to the Series A Convertible Preferred Shares calculated with the if-converted method. At December 31, 2021, there were no securities that could potentially dilute basic loss per share.